Forfeitures (Details) - EBP 044 - USD ($)	12 Months Ended
	Apr. 30, 2025	Apr. 30, 2024
EBP, Description of Plan [Line Items]
Forfeitures used to pay administrative expenses	$ 1,142,971	$ 1,049,498
Forfeitures used to offset employer contributions	1,810,000	1,338,853
Forfeitures available for future use	$ 1,018,365	$ 889,206